Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenues, Cost of Revenues and Gross (Loss) Profits by Segment

The Company’s CODM evaluates performance based on each reporting segment’s revenues and costs of revenues. Revenues, cost of revenues and gross (loss) profits by segment were presented below.

	For the years ended December 31,
	2025	2024	2023
REVENUES, NET
Graphite anode business	$46,342,154	$64,365,362	$44,384,004
Knowledge sharing and enterprise business	73,978	632,379	666,401
Total revenues	46,416,132	64,997,741	45,050,405

COSTS OF REVENUES
Graphite anode business	52,252,338	70,782,649	57,172,626
Knowledge sharing and enterprise business	11,278	12,672	281,030
Total cost of revenues	52,263,616	70,795,321	57,453,656

GROSS (LOSS) PROFIT
Graphite anode business	(5,910,184)	(6,417,287)	(12,788,622)
Knowledge sharing and enterprise business	62,700	619,707	385,371
Total gross loss	(5,847,484)	(5,797,580)	(12,403,251)

RECONCILIATION OF LOSS (SEGMENT OF GROSS LOSS)
UNALLOCATED AMOUNTS
OPERATING EXPENSES
Selling expenses	895,099	899,760	742,167
General and administrative expenses	7,329,317	7,391,664	13,040,038
Research and development expenses	1,955,588	2,507,324	1,193,082
Impairment of intangible assets	-	-	3,151,467
Total operating expenses	10,180,004	10,798,748	18,126,754

LOSS FROM OPERATIONS	(16,027,488)	(16,596,328)	(30,530,005)

OTHER (EXPENSES) INCOME
Investment income (losses)	146,361	198,176	(1,170,974)
Interest expense, net	(4,566,816)	(2,018,680)	(2,162,109)
Share subscription discount expenses	(6,534,936)	-
Other income, net	323,111	441,231	942,138
Total other expenses, net	(10,632,280)	(1,379,273)	(2,390,945)

LOSS BEFORE INCOME TAXES	$(26,659,768)	$(17,975,601)	$(32,920,950)